PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks 99.8%
Aerospace & Defense 2.1%
Huntington Ingalls Industries, Inc.	1,000	$326,450
L3Harris Technologies, Inc.	6,640	1,839,678
Leonardo DRS, Inc.	13,000	598,650
Textron, Inc.	8,000	682,080
V2X, Inc.*	6,100	550,464
		3,997,322
Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc.	8,400	1,410,276
Automobile Components 0.2%
Adient PLC*	900	18,936
Lear Corp.	3,500	457,240
		476,176
Automobiles 0.4%
Ford Motor Co.	51,500	756,020
Banks 1.1%
East West Bancorp, Inc.	2,600	340,600
First Hawaiian, Inc.	23,500	653,065
OP Bancorp	12,400	193,440
Parke Bancorp, Inc.	5,300	180,995
Third Coast Bancshares, Inc.*	2,200	96,448
Zions Bancorp NA	10,800	752,760
		2,217,308
Beverages 0.4%
Coca-Cola Consolidated, Inc.	4,200	789,180
Biotechnology 2.9%
Aurinia Pharmaceuticals, Inc. (Canada)*	31,300	465,744
Biogen, Inc.*	800	162,360
Exelixis, Inc.*	27,200	1,442,416
Incyte Corp.*	9,600	1,147,392
Neurocrine Biosciences, Inc.*	5,900	984,120
United Therapeutics Corp.*	2,800	1,449,588
		5,651,620
Building Products 1.2%
Armstrong World Industries, Inc.	1,300	227,058
Carlisle Cos., Inc.	640	230,349
Masco Corp.	17,300	1,236,604
Simpson Manufacturing Co., Inc.	2,900	544,446
		2,238,457
Capital Markets 4.8%
Affiliated Managers Group, Inc.	1,520	557,430
Ameriprise Financial, Inc.	3,640	1,986,857
Cboe Global Markets, Inc.	1,560	483,959
Coinbase Global, Inc. (Class A Stock)*	1,740	254,492
Nasdaq, Inc.	4,800	452,112
Northern Trust Corp.	10,900	1,985,871
Raymond James Financial, Inc.	1,300	228,774
SEI Investments Co.	9,000	926,820

PGIM Quant Solutions Mid-Cap Value Fund

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
State Street Corp.	6,100	$1,123,376
T. Rowe Price Group, Inc.	7,700	860,475
Virtu Financial, Inc. (Class A Stock)	6,700	393,491
		9,253,657
Chemicals 1.3%
CF Industries Holdings, Inc.	11,900	1,489,761
Mativ Holdings, Inc.	11,300	98,649
Minerals Technologies, Inc.	5,200	396,448
NewMarket Corp.	680	578,109
		2,562,967
Commercial Services & Supplies 0.2%
Cimpress PLC (Ireland)*	1,200	118,440
Deluxe Corp.	7,100	183,677
		302,117
Construction & Engineering 0.9%
AECOM	5,400	390,906
Valmont Industries, Inc.	2,800	1,348,760
		1,739,666
Consumer Finance 1.9%
Bread Financial Holdings, Inc.	5,100	551,157
PROG Holdings, Inc.	13,600	598,672
SLM Corp.	41,900	1,089,191
Synchrony Financial	19,400	1,470,326
		3,709,346
Consumer Staples Distribution & Retail 1.7%
Albertson’s Cos., Inc. (Class A Stock)	28,400	328,872
Dollar General Corp.	12,100	1,537,305
Dollar Tree, Inc.*	7,700	979,517
Kroger Co. (The)	3,200	184,768
Maplebear, Inc.*	4,300	191,780
		3,222,242
Containers & Packaging 1.0%
Ball Corp.	10,500	681,450
Crown Holdings, Inc.	10,700	1,260,995
		1,942,445
Distributors 0.3%
GigaCloud Technology, Inc. (Class A Stock)*	12,200	533,628
Diversified Consumer Services 1.7%
ADT, Inc.	157,100	1,200,244
Driven Brands Holdings, Inc.*	3,800	54,226
Frontdoor, Inc.*	2,000	145,260
H&R Block, Inc.	27,700	1,219,631
Perdoceo Education Corp.	16,000	508,960
Strategic Education, Inc.	3,100	254,200
		3,382,521

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities 4.4%
Edison International	22,900	$1,680,173
Evergy, Inc.	10,800	896,508
Eversource Energy	20,000	1,431,800
Exelon Corp.	30,400	1,392,928
PG&E Corp.	95,900	1,666,742
PPL Corp.	40,300	1,418,963
		8,487,114
Electrical Equipment 2.9%
Acuity, Inc.	2,160	709,322
AMETEK, Inc.	8,200	1,982,022
nVent Electric PLC	9,600	1,476,768
Rockwell Automation, Inc.	920	441,674
Sensata Technologies Holding PLC	20,700	958,203
		5,567,989
Electronic Equipment, Instruments & Components 3.3%
Avnet, Inc.	10,400	923,936
CDW Corp.	5,700	842,517
Flex Ltd.*	2,200	250,250
Ingram Micro Holding Corp.	21,500	606,515
Keysight Technologies, Inc.*	3,100	989,148
Kimball Electronics, Inc.*	4,700	116,231
ScanSource, Inc.*	7,400	418,988
TD SYNNEX Corp.	6,200	1,585,340
Zebra Technologies Corp. (Class A Stock)*	2,300	675,786
		6,408,711
Energy Equipment & Services 0.9%
Halliburton Co.	34,700	1,119,075
National Energy Services Reunited Corp.*	4,900	132,104
TechnipFMC PLC (United Kingdom)	6,000	429,960
		1,681,139
Financial Services 1.2%
Corpay, Inc.*	360	137,560
Euronet Worldwide, Inc.*	1,400	99,862
Fidelity National Information Services, Inc.	11,100	496,947
MGIC Investment Corp.	26,000	781,040
Pagseguro Digital Ltd. (Brazil) (Class A Stock)	6,300	60,732
PayPal Holdings, Inc.	7,100	406,191
Radian Group, Inc.	8,000	311,920
		2,294,252
Food Products 1.2%
Archer-Daniels-Midland Co.	1,900	150,613
Darling Ingredients, Inc.*	1,700	103,088
J.M. Smucker Co. (The)	800	95,408
Pilgrim’s Pride Corp.	8,400	229,824
Seaboard Corp.	20	88,265
Smithfield Foods, Inc.	13,600	354,144
Tyson Foods, Inc. (Class A Stock)	21,300	1,234,548
		2,255,890

PGIM Quant Solutions Mid-Cap Value Fund

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities 0.6%
National Fuel Gas Co.	12,200	$1,004,182
UGI Corp.	5,700	205,884
		1,210,066
Ground Transportation 0.5%
J.B. Hunt Transport Services, Inc.	3,500	951,125
Old Dominion Freight Line, Inc.	300	63,642
		1,014,767
Health Care Equipment & Supplies 1.4%
Becton, Dickinson & Co.	4,300	712,166
Edwards Lifesciences Corp.*	1,000	86,070
ResMed, Inc.	280	59,074
Solventum Corp.*	13,900	1,187,616
STERIS PLC	2,700	616,680
		2,661,606
Health Care Providers & Services 3.9%
Aveanna Healthcare Holdings, Inc.*	43,000	403,770
Cardinal Health, Inc.	5,200	1,196,156
DaVita, Inc.*	5,000	1,200,450
Encompass Health Corp.	4,000	444,280
Humana, Inc.	200	72,772
Quest Diagnostics, Inc.	6,600	1,537,866
Tenet Healthcare Corp.*	6,800	1,732,504
Universal Health Services, Inc. (Class B Stock)	5,800	976,952
		7,564,750
Hotel & Resort REITs 0.8%
Apple Hospitality REIT, Inc.	5,900	97,409
Host Hotels & Resorts, Inc.	60,300	1,515,339
		1,612,748
Hotels, Restaurants & Leisure 1.6%
Carnival Corp. Ltd.	30,200	839,862
Churchill Downs, Inc.	12,600	1,062,180
El Pollo Loco Holdings, Inc.*	14,500	238,670
Travel + Leisure Co.	12,600	957,852
		3,098,564
Household Durables 0.1%
Toll Brothers, Inc.	1,200	175,068
Household Products 0.5%
Central Garden & Pet Co. (Class A Stock)*	1,000	37,910
Church & Dwight Co., Inc.	9,500	938,695
		976,605
Independent Power & Renewable Electricity Producers 0.2%
Vistra Corp.	3,200	474,208
Insurance 4.6%
Allstate Corp. (The)	8,900	2,350,312
American International Group, Inc.	22,100	1,736,618
Axis Capital Holdings Ltd.	4,600	484,472

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
First American Financial Corp.	8,900	$667,411
Globe Life, Inc.	4,300	783,675
Heritage Insurance Holdings, Inc.*	14,600	428,802
RenaissanceRe Holdings Ltd. (Bermuda)	4,200	1,343,916
Slide Insurance Holdings, Inc.*	27,700	553,169
Universal Insurance Holdings, Inc.	12,800	559,488
		8,907,863
Interactive Media & Services 1.1%
EverQuote, Inc. (Class A Stock)*	22,800	575,016
Match Group, Inc.	29,200	1,150,772
Taboola.com Ltd. (Israel)*	98,100	491,481
		2,217,269
IT Services 1.6%
Amdocs Ltd.	19,900	1,108,828
Cognizant Technology Solutions Corp. (Class A Stock)	26,100	1,444,635
EPAM Systems, Inc.*	2,700	285,012
Information Services Group, Inc.	42,200	175,552
VeriSign, Inc.	500	145,010
		3,159,037
Leisure Products 0.8%
Hasbro, Inc.	12,700	1,193,038
Mattel, Inc.*	24,600	371,214
		1,564,252
Life Sciences Tools & Services 3.0%
Agilent Technologies, Inc.	12,100	1,674,277
Illumina, Inc.*	8,100	1,661,310
IQVIA Holdings, Inc.*	2,200	517,044
Mettler-Toledo International, Inc.*	330	467,379
West Pharmaceutical Services, Inc.	4,160	1,418,394
		5,738,404
Machinery 5.7%
AGCO Corp.	7,600	776,416
Blue Bird Corp.*	7,300	543,047
Douglas Dynamics, Inc.	2,700	119,151
Dover Corp.	7,300	1,493,726
Fortive Corp.	22,100	1,308,541
IDEX Corp.	5,500	1,267,475
Lincoln Electric Holdings, Inc.	4,400	1,149,764
Mueller Industries, Inc.	22,200	1,474,302
Nordson Corp.	4,300	1,280,454
Toro Co. (The)	12,400	1,139,188
Xylem, Inc.	4,200	491,274
		11,043,338
Marine Transportation 0.3%
Costamare, Inc. (Monaco)	36,700	571,786
Media 1.1%
Fox Corp. (Class A Stock)	8,200	477,486
Fox Corp. (Class B Stock)	16,300	846,622

PGIM Quant Solutions Mid-Cap Value Fund

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
New York Times Co. (The) (Class A Stock)	1,400	$104,846
News Corp. (Class A Stock)	27,700	763,412
		2,192,366
Metals & Mining 1.8%
Alcoa Corp.	6,800	307,768
Anglogold Ashanti PLC (Australia)	11,000	872,520
Nucor Corp.	6,800	1,749,572
Steel Dynamics, Inc.	2,200	552,772
		3,482,632
Mortgage Real Estate Investment Trusts (REITs) 0.0%
TPG Mortgage Investment Trust, Inc.	13,200	92,004
Multi-Utilities 0.9%
Ameren Corp.	800	87,688
Public Service Enterprise Group, Inc.	21,200	1,625,616
		1,713,304
Oil, Gas & Consumable Fuels 5.9%
Antero Resources Corp.*	10,800	390,312
APA Corp.	34,900	1,302,468
Cheniere Energy, Inc.	780	205,585
Devon Energy Corp.	35,900	1,620,167
HF Sinclair Corp.	16,700	1,527,549
Kinder Morgan, Inc.	2,300	74,014
Marathon Petroleum Corp.	5,300	1,677,291
Occidental Petroleum Corp.	30,300	1,729,221
Ovintiv, Inc.	11,700	730,782
Phillips 66	8,300	1,756,944
Riley Exploration Permian, Inc.	6,200	212,474
SandRidge Energy, Inc.	2,700	37,584
Teekay Tankers Ltd. (Canada) (Class A Stock)	1,200	95,244
		11,359,635
Passenger Airlines 1.8%
Delta Air Lines, Inc.	13,000	1,136,720
Southwest Airlines Co.	12,800	575,616
United Airlines Holdings, Inc.*	14,000	1,698,620
		3,410,956
Pharmaceuticals 3.1%
Collegium Pharmaceutical, Inc.*	9,900	350,361
Elanco Animal Health, Inc.*	27,900	735,723
Harmony Biosciences Holdings, Inc.*	11,400	401,736
Indivior Pharmaceuticals, Inc.*	11,800	472,118
Innoviva, Inc.*	800	16,776
Jazz Pharmaceuticals PLC*	4,900	1,239,014
Royalty Pharma PLC (Class A Stock)	24,400	1,425,692
Viatris, Inc.	77,700	1,364,412
		6,005,832
Professional Services 1.8%
Booz Allen Hamilton Holding Corp.	6,400	446,208
ExlService Holdings, Inc.*	38,100	1,292,733
Genpact Ltd.	36,200	1,273,154

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
IBEX Holdings Ltd.*	11,600	$409,944
SS&C Technologies Holdings, Inc.	1,500	115,575
		3,537,614
Real Estate Management & Development 1.4%
CBRE Group, Inc. (Class A Stock)*	8,000	1,174,480
Jones Lang LaSalle, Inc.*	4,100	1,455,623
		2,630,103
Residential REITs 0.7%
Sun Communities, Inc.	4,700	580,356
UDR, Inc.	21,200	808,992
		1,389,348
Retail REITs 1.6%
Brixmor Property Group, Inc.	38,300	1,206,833
CBL & Associates Properties, Inc.	9,800	575,358
Kimco Realty Corp.	48,900	1,245,972
		3,028,163
Semiconductors & Semiconductor Equipment 3.0%
Amkor Technology, Inc.	4,200	209,454
Cirrus Logic, Inc.*	8,700	1,125,345
First Solar, Inc.*	2,000	422,060
GLOBALFOUNDRIES, Inc.	11,600	579,884
MKS, Inc.	4,700	1,398,015
ON Semiconductor Corp.*	9,700	791,617
Qnity Electronics, Inc.	3,700	485,366
Skyworks Solutions, Inc.	14,400	896,832
		5,908,573
Software 4.0%
Consensus Cloud Solutions, Inc.*	15,500	564,200
Docusign, Inc.*	10,600	581,198
Dropbox, Inc. (Class A Stock)*	36,300	1,181,928
eGain Corp.*	14,600	99,572
Freshworks, Inc. (Class A Stock)*	23,300	264,571
Gen Digital, Inc.	52,000	1,427,400
PagerDuty, Inc.*	10,800	114,264
PTC, Inc.*	3,500	480,200
RingCentral, Inc. (Class A Stock)	15,300	850,986
Teradata Corp.*	9,700	300,603
Trimble, Inc.*	5,100	288,558
Zoom Communications, Inc.*	16,000	1,537,120
		7,690,600
Specialized REITs 3.7%
Crown Castle, Inc.	14,200	1,083,460
Digital Realty Trust, Inc.	300	56,556
EPR Properties	18,100	1,123,467
Gaming & Leisure Properties, Inc.	25,800	1,155,582
Lamar Advertising Co. (Class A Stock)	600	95,976
Millrose Properties, Inc.	31,400	878,572
Outfront Media, Inc.	2,800	89,236

PGIM Quant Solutions Mid-Cap Value Fund

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
SBA Communications Corp.	7,200	$1,303,056
VICI Properties, Inc.	56,500	1,488,775
		7,274,680
Specialty Retail 1.6%
Bath & Body Works, Inc.	46,300	931,556
Best Buy Co., Inc.	15,700	1,354,282
Gap, Inc. (The)	24,800	498,232
Urban Outfitters, Inc.*	5,400	400,572
		3,184,642
Technology Hardware, Storage & Peripherals 2.3%
Hewlett Packard Enterprise Co.	28,300	1,355,570
HP, Inc.	55,000	1,499,850
NetApp, Inc.	8,600	1,535,100
		4,390,520
Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor Corp.*	10,000	968,800
Trading Companies & Distributors 1.2%
Applied Industrial Technologies, Inc.	1,640	566,144
MSC Industrial Direct Co., Inc. (Class A Stock)	800	98,720
United Rentals, Inc.	1,120	1,208,771
W.W. Grainger, Inc.	130	179,689
WESCO International, Inc.	1,100	377,839
		2,431,163

Total Common Stocks (cost $161,599,794)		193,561,309
Unaffiliated Exchange-Traded Fund 0.2%
iShares Russell Mid-Cap Value ETF (cost $278,280)	1,730	289,048

TOTAL INVESTMENTS 100.0% (cost $161,878,074)		193,850,357
Other assets in excess of liabilities 0.0%		31,613

Net Assets 100.0%		$193,881,970

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).